April 29, 2008

DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information:

Effective March 31, 2008, Dreyfus Premier International Funds, Inc. was renamed Dreyfus Premier Investment Funds, Inc.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.

April 29, 2008

DREYFUS PREMIER INTERNATIONAL FUNDS, INC.

SUPPLEMENT TO CURRENT PROSPECTUS DATED MARCH 1, 2008

The following information supersedes and replaces any contrary information contained in the Fund’s Prospectus:

Effective March 31, 2008, Dreyfus Premier International Funds, Inc. was renamed Dreyfus Premier Investment Funds, Inc.